Asset impairment	12 Months Ended
Dec. 31, 2024
Asset Impairment Charges [Abstract]
Asset impairment	Asset impairment
During the year ended December 31, 2024, we recognized impairment charges of $49.8 million related to sales transactions, lease amendments or lease terminations which were partially offset by maintenance revenue recognized where we retained maintenance-related balances or received EOL compensation.
During the year ended December 31, 2023, we recognized impairment charges of $87 million related to sales transactions, lease amendments or lease terminations, which were partially offset by maintenance revenue recognized where we retained maintenance-related balances or received EOL compensation.
During the year ended December 31, 2022, we recognized impairment charges of $97 million related to sales transactions, lease amendments where we retained maintenance reserve balances or lease terminations, which were partially offset by maintenance revenue recognized when we retained maintenance-related balances or received EOL compensation. We also recognized write-offs of $2.9 billion and impairments of $295 million of flight equipment related to the Ukraine Conflict. Please refer to Note 25—Net (recoveries) charges related to Ukraine Conflict.